FINANCIAL AND OTHER INCOME, NET (Schedule of Financial Income (Loss), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 815	$ 346	$ 169
Bank fees and other finance expenses	$ (60)	(16)	(28)
Change in fair value of research and development funding arrangement		$ 269	(811)
Change in fair value of liability with respect to outstanding options to non-employee			$ 104
Loss in respect to Termination and Equity Conversion Agreement		$ (792)
Gain from sales of marketable securities	$ 436	2,345	$ 3,711
Foreign currency translation adjustments	(46)	(394)	315
Financial and other income, net	$ 1,145	$ 1,758	$ 3,460